Other Income, Net (Details) - Schedule of Other Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Line Items]
Other income, net	$ 872,519	$ 219,530	$ 512,412
Government grant [Member]
Schedule of Other Income [Line Items]
Other income, net	1,061,274	194,001	169,827
Inspection and certification reimbursement [Member]
Schedule of Other Income [Line Items]
Other income, net			328,589
Sampling reimbursement [Member]
Schedule of Other Income [Line Items]
Other income, net	21,624		26,462
Exchange gains [Member]
Schedule of Other Income [Line Items]
Other income, net	5,834	31,749	3,686
Bank charges [Member]
Schedule of Other Income [Line Items]
Other income, net	(1,324)	(11,397)	(11,906)
Donation [Member]
Schedule of Other Income [Line Items]
Other income, net	(4,237)
Miscellaneous income [Member]
Schedule of Other Income [Line Items]
Other income, net	5,099	10,762	10,019
Miscellaneous expenses [Member]
Schedule of Other Income [Line Items]
Other income, net	$ (215,751)	$ (5,585)	$ (14,265)